Long-Term Loans, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2023
Loans Payable, Noncurrent [Abstract]
Summary Of Long-Term Loans, Net Of Current Maturities

	Currency	Interest %	Years of maturity	December 31, 2023	December 31, 2022
Long-term loans	USD	L + 1.35% - 1.75%	2024-2026	$1,504	$213,559
	EURO	2.02% - 2.50%	2024-2028	51,333	60,190
	Other			—	1,954
				52,837	275,703
Less: current maturities				11,610	11,162
				$41,227	$264,541

For covenants see Note 21E.
Summary Of Maturities Of Long-Term Loans
The maturities of these loans for periods after December 31, 2023, are as follows:

2024 - current maturities	11,610
2025	11,844
2026	11,959
2027 and thereafter	17,424
$52,837
Future principle payments for Series B, C and D Notes, including the effect of cross-currency interest rate swap transactions, are as follows:

Future principal payments for Series B, C and D Notes:
2024 Current maturities	$69,917
2025	69,917
2026	69,917
2027	69,917
2028 and thereafter	165,974
$445,642